                                                                                                                         October 21, 2024

BNY MELLON ETF TRUST II

BNY Mellon Concentrated Growth ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information

Shares of the fund are not currently being offered.

                                                                                                                         October 21, 2024

BNY MELLON ETF TRUST II

BNY Mellon Dynamic Value ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information

Shares of the fund are not currently being offered.